UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    William Ehrman
Address: c/o EGS Partners, L.L.C.
         350 Park Avenue
         New York, NY 10022

Form 13F File Number: 28-2858

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Ehrman
Title:   Managing Director
Phone:   212-755-9000

Signature, Place, and Date of Signing:

         /s/ William Ehrman      New York, NY          11/6/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






































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


                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:     $200,218.56
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-2948                  Jonas Gertsl

         2         28-2868                  Frederic Greenberg

         3         286826                   Julia Oliver

         4         28-5051                  EGS Management L.L.C.

         5         28-5767                  EGS Partners, LLC

















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


                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ABIOMED, INC.             CS        003654100   794.61           11,664   OTHER    1,2,3,5         x
ABIOMED, INC.             CS        003654100 4,352.23           63,886   OTHER    1,2,3,4         x
ABBOTT LABORATORIES       CS        002824100   134.70            2,832   OTHER    1,2,3,5         x
ABBOTT LABORATORIES       CS        002824100   987.78           20,768   OTHER    1,2,3,4         x
ACUSON CORP               CS        005113105   351.49           15,450   OTHER    1,2,3,5         x
ACUSON CORP               CS        005113105 2,178.31           95,750   OTHER    1,2,3,4         x
AEP INDUSTRIES INC        CS        001031103   198.91            5,861   OTHER    1,2,3,5         x
AEP INDUSTRIES INC        CS        001031103 31,886.0          939,552   OTHER    1,2,3,4         x
AMERICAN HOME PRODU       CS        026609107    67.72            1,200   OTHER    1,2,3,5         x
AMERICAN HOME PRODU       CS        026609107 1,179.54           20,900   OTHER    1,2,3,4         x
AMARIN CORP               CS        023111107 3,801.22        8,639,136   OTHER     1,2,3          x
ABERCROMBIE & FITCH       CS        002896207   190.63           10,000   OTHER    1,2,3,4         x
ALZA CORP                 CS        022615108 1,856.29           21,460   OTHER    1,2,3,4         x
ASTRAZANCA GROUP          CS        046353108    63.08            1,200   OTHER    1,2,3,5         x
ASTRAZANCA GROUP          CS        046353108 1,513.80           28,800   OTHER    1,2,3,4         x
AZTAR CORP                CS        054802103   153.75           10,000   OTHER    1,2,3,4         x
BROOKSTONE INC            CS        114537103 1,722.99          123,071   OTHER    1,2,3,4         x
BOSTON SCIENTIFIC C       CS        101137107    49.31            3,000   OTHER    1,2,3,5         x
BOSTON SCIENTIFIC C       CS        101137107   361.63           22,000   OTHER    1,2,3,4         x
BOYD GAMING CORP.         CS        103304101   370.81           75,100   OTHER    1,2,3,4         x
CANDIE'S INC              CS        137409108   165.22          155,500   OTHER    1,2,3,4         x
CARNIVAL CORP             CS        143658102 1,625.25           66,000   OTHER    1,2,3,4         x
CAREMARK RX, INC.         CS        141705103    95.44            8,484   OTHER    1,2,3,5         x
CAREMARK RX, INC.         CS        141705103   699.93           62,216   OTHER    1,2,3,4         x
CONSECO INC               CS        208464107   152.50           20,000   OTHER    1,2,3,4         x
CONSOLIDATED STORES       CS        210149100 1,057.05           78,300   OTHER    1,2,3,4         x
CORVEL  CORP              CS        221006109 1,182.20           42,506   OTHER    1,2,3,5         x
CORVEL  CORP              CS        221006109 3,849.17          138,397   OTHER    1,2,3,4         x
CROWN AMERICAN REAL      REIT       228186102   432.26           71,300   OTHER    1,2,3,4         x
DURA PHARMACEUTICAL       CS        26632S109   636.75           18,000   OTHER    1,2,3,4         x
HEARX,  LTD               CS        422360107    45.10           16,400   OTHER    1,2,3,4         x
EQUITY MARKETING IN       CS        294724109   715.31           52,500   OTHER    1,2,3,4         x
ENCORE MEDICAL CORP       CS        29256E109    36.23           16,100   OTHER    1,2,3,5         x
ENCORE MEDICAL CORP       CS        29256E109    72.45           32,200   OTHER    1,2,3,4         x
ENCORE MEDICAL CORP       WT        29256E117    20.63           55,000   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103   207.57           43,698   OTHER    1,2,3,5         x



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


EP MEDSYSTEMS INC         CS        26881P103 1,024.49          215,682   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103 5,462.50        1,150,000   OTHER     1,2,3          x
FOUNDATION HEALTH S       CS        350404109   314.21           18,900   OTHER    1,2,3,5         x
FOUNDATION HEALTH S       CS        350404109   724.85           43,600   OTHER    1,2,3,4         x
FLAMEL TECHNOLOGIES       ADR       338488109   213.75           30,000   OTHER    1,2,3,5         x
FRITZ CO                  CS        358846103   157.20           13,100   OTHER    1,2,3,4         x
FOREST LABORATORIES       CS        345838106 1,433.59           12,500   OTHER    1,2,3,4         x
FOOTSTAR INC              CS        344912100 1,628.55           50,400   OTHER    1,2,3,4         x
GENESCO INC.              CS        371532102   254.06           15,000   OTHER    1,2,3,4         x
GENZYME CORP.             CS        372917104 1,022.81           15,000   OTHER    1,2,3,4         x
GUILFORD PHARMACEUT       CS        401829106   272.14           11,800   OTHER    1,2,3,5         x
GUILFORD PHARMACEUT       CS        401829106   996.30           43,200   OTHER    1,2,3,4         x
HASBRO CO                 CS        418056107   457.50           40,000   OTHER    1,2,3,4         x
INTEGRA LIFESCIENCE       CS        457985208   191.07           17,774   OTHER    1,2,3,5         x
INTEGRA LIFESCIENCE       CS        457985208   948.43           88,226   OTHER    1,2,3,4         x
INTIMATE BRANDS, IN       CS        461156101   956.80           51,200   OTHER    1,2,3,4         x
PUT ABIOMED INC DEC       OP        003654950   163.50            2,400   OTHER    1,2,3,5         x
PUT ABIOMED INC DEC       OP        003654950 1,199.00           17,600   OTHER    1,2,3,4         x
PUTS ABIOMED, INC.        OP        003654950   681.25           10,000   OTHER    1,2,3,4         x
PUT ABIOMED 12/35         OP        003654950   136.25            2,000   OTHER    1,2,3,5         x
PUT ABIOMED 12/35         OP        003654950   545.00            8,000   OTHER    1,2,3,4         x
ICN PHARMACEUTICALS       CS        448924100   893.45           26,770   OTHER    1,2,3,5         x
ICN PHARMACEUTICALS       CS        448924100 1,910.05           57,230   OTHER    1,2,3,4         x
INTERNATIONAL GAME        CS        459902102 1,176.88           35,000   OTHER    1,2,3,4         x
INTUITIVE SURGICAL        CS        46120E107    54.99            4,680   OTHER    1,2,3,5         x
INTUITIVE SURGICAL        CS        46120E107   411.49           35,020   OTHER    1,2,3,4         x
J BAKER INC               CS        057232100     2.25              500   OTHER    1,2,3,5         x
J BAKER INC               CS        057232100 1,185.75          263,500   OTHER    1,2,3,4         x
J.C. PENNEY COMPANY       CS        708160106 1,030.05           87,200   OTHER    1,2,3,4         x
JONES APPAREL GROUP       CS        480074103 2,215.74           83,613   OTHER    1,2,3,4         x
K MART CORP               CS        482584109   150.00           25,000   OTHER    1,2,3,4         x
LIFECELL CORP.            CS        531927101    90.17           19,496   OTHER    1,2,3,4         x
LIMITED INC, THE          CS        532716107   849.41           38,500   OTHER    1,2,3,4         x
MATTEL INC                CS        577081102   747.50           65,000   OTHER    1,2,3,4         x
MANDALAY RESORT GRO       CS        562567107 1,622.06           63,300   OTHER    1,2,3,4         x
MED-DESIGN CORP           CS        583926100   518.44           35,000   OTHER    1,2,3,4         x
MED-DESIGN CORP           CS        583926100   709.52           47,900   OTHER    1,2,3,5         x
MGM GRAND INC             CS        552953101 1,833.00           48,000   OTHER    1,2,3,4         x
MERCK & CO. INC.          CS        589331107   163.76            2,200   OTHER    1,2,3,5         x
MERCK & CO. INC.          CS        589331107 1,763.72           23,694   OTHER    1,2,3,4         x
MICRO THERAPEUTICS        CS        59500W100    70.97           10,613   OTHER    1,2,3,5         x
MICRO THERAPEUTICS        CS        59500W100   591.12           88,392   OTHER    1,2,3,4         x
MARVEL ENTERPRISES        CS        57383M108    91.00           28,000   OTHER    1,2,3,4         x
THE MEN'S WEARHOUSE       CS        587118100   404.87           14,300   OTHER    1,2,3,4         x
MAXXAM INC.               CS        577913106   242.47           12,200   OTHER    1,2,3,4         x
NETSPEAK CORPORATIO       CS        64115D109   169.69           15,000   OTHER    1,2,3,4         x
OSTEOTECH, INC.           CS        688582105   265.84           27,800   OTHER    1,2,3,4         x
PHARMACIA CORPORATI       CS        71713U102 1,277.48           21,225   OTHER    1,2,3,4         x



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


PHYSIOMETRIX INC          PE        718928104 1,584.00           99,000   OTHER     1,2,3          x
POLYMEDICA CORP           CS        731738100   394.45            9,200   OTHER    1,2,3,5         x
POLYMEDICA CORP           CS        731738100 2,472.52           57,668   OTHER    1,2,3,4         x
PENWEST PHARMACEUTI       CS        709754105   484.66           38,200   OTHER    1,2,3,5         x
PENWEST PHARMACEUTI       CS        709754105 2,014.78          158,800   OTHER    1,2,3,4         x
PARK PLACE ENTERTAI       CS        700690100   296.45           19,600   OTHER    1,2,3,4         x
PHILLIPS-VAN HEUSEN       CS        718592108   257.81           25,000   OTHER    1,2,3,4         x
RAILAMERICA, INC.         CS        750753105   159.54           20,421   OTHER    1,2,3,5         x
RAILAMERICA, INC.         CS        750753105 10,891.7        1,394,144   OTHER    1,2,3,4         x
RAILAMERICA, INC. P       CS        750753105    39.06            5,000   OTHER    1,2,3,5         x
RAILAMERICA, INC. P       CS        750753105 1,718.75          220,000   OTHER    1,2,3,4         x
RAILAMERICA INC           PL        750753105   975.17          124,822   OTHER    1,2,3,4         x
REGIS CORP                CS        758932107   172.50           11,500   OTHER    1,2,3,4         x
POLO RALPH LAUREN C       CS        731572103   161.25           10,000   OTHER    1,2,3,4         x
SCHERING PLOUGH COR       CS        806605101   577.38           12,400   OTHER    1,2,3,5         x
SCHERING PLOUGH COR       CS        806605101 1,631.55           35,040   OTHER    1,2,3,4         x
SIERRA HEALTH SERVI       CS        826322109    33.75            7,200   OTHER    1,2,3,5         x
SIERRA HEALTH SERVI       CS        826322109   247.50           52,800   OTHER    1,2,3,4         x
SAKS HOLDINGS, INC.       CS        79377W108   365.38           37,000   OTHER    1,2,3,4         x
STAPLES INC               CS        855030102   602.97           42,500   OTHER    1,2,3,4         x
S & P 500 DEPOSITAR       CS        78462F103 2,154.38           15,000   OTHER    1,2,3,4         x
STATION CASINOS INC       CS        857689103   507.30           35,600   OTHER    1,2,3,4         x
TEVA PHARMACEUTICAL       CS        881624209    43.91              600   OTHER    1,2,3,5         x
TEVA PHARMACEUTICAL       CS        881624209 2,334.68           31,900   OTHER    1,2,3,4         x
THORATEC LABS CORP        CS        885175307 1,017.28           46,240   OTHER    1,2,3,4         x
TJX COS INC.              CS        872540109 1,332.00           59,200   OTHER    1,2,3,4         x
TELTRAN INTL GROUP        CS        87969T201     8.27           12,600   OTHER    1,2,3,5         x
TELTRAN INTL GROUP        CS        87969T201   168.02          256,027   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868208   180.87           21,436   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868208 20,494.7        2,429,008   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868307   203.32           25,818   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868307 18,481.2        2,346,823   OTHER    1,2,3,4         x
TOMMY HILFIGER CORP       CS        G8915Z102   204.53           21,250   OTHER    1,2,3,4         x
TRIARC COMPANIES, I       CS        895927101   222.44            9,033   OTHER    1,2,3,5         x
TRIARC COMPANIES, I       CS        895927101 21,620.7          877,999   OTHER    1,2,3,4         x
UNITED PARCEL SERVI       CS        911312106   281.88            5,000   OTHER    1,2,3,4         x
VION PHARMACEUTICAL       CS        927624106   275.99           15,440   OTHER    1,2,3,4         x
WAL-MART STORES INC       CS        931142103   240.63            5,000   OTHER    1,2,3,4         x
WORLDTEX INC.             CS        981907108     4.71           15,060   OTHER    1,2,3,5         x
WORLDTEX INC.             CS        981907108   332.65        1,064,477   OTHER    1,2,3,4         x
ZALE CORP                 CS        988858106 2,595.00           80,000   OTHER    1,2,3,4         x









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